American Century Target Maturities Trust
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated September 28, 2007 * Prospectus dated February 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At Special Meetings of Shareholders held July 27, 2007 and August 24, 2007, shareholders of the funds approved a change to the Advisor Class fee structure.
The change will result in a decrease of 25 basis points (0.25%) in the Rule
12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
The fee changes will be effective on December 3, 2007.

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 15.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The funds' lead portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the funds since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in
February 2003. He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ROBERT V. GAHAGAN (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM
REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2001. He joined
American Century in February 1983 and became a portfolio manager in January
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE Service, Distribution and
Administrative Fees SECTION ON PAGE 27.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 1, 2007.

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE Share Price SECTION ON PAGE 23

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

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THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 7.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                   TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE       OTHER        FUND OPERATING
                    FEE(1)        (12B-1) FEES (2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Target 2010
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(4)      0.25%(5)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2015
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(4)      0.25%(5)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2020
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(4)      0.25%(5)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2025
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(4)      0.25%(5)          0.01%        0.82%
--------------------------------------------------------------------------------

(1)  THE FUNDS PAY THE ADVISOR A SINGLE UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEES SHOWN
     ARE BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE
     RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 27.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE Service, Distribution and
Administrative Fees SECTION ON PAGE 27.

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 Plan.
Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, the Advisor
Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56901 0709

American Century Target Maturities Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated September 28, 2007 * Statement of Additional Information dated February 1, 2007

AS PREVIOUSLY INDICATED IN A SUPPLEMENT DATED MARCH 15, 2007, WILLIAM M. LYONS
RESIGNED AS TRUSTEE AND OFFICER EFFECTIVE FEBRUARY 28, 2007. ALL REFERENCES TO
HIM IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED.

THE FOLLOWING ENTRIES REPLACE THE LISTINGS IN THE Management TABLE.

Officers
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 24 OF THE SAI, AS PREVIOUSLY
SUPPLEMENTED ON MARCH 15, 2007, IS REPLACED WITH THE FOLLOWING:

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2006)
                                  REGISTERED                         OTHER ACCOUNTS
                                  INVESTMENT                         (E.G., SEPARATE
                                  COMPANIES                          ACCOUNTS AND
                                  (E.G., OTHER     OTHER POOLED      CORPORATE
                                  AMERICAN         INVESTMENT        ACCOUNTS,
                                  CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                                  AND AMERICAN     COMMINGLED        INCUBATION
                                  CENTURY -        TRUSTS AND        STRATEGIES AND
                                  SUBADVISED       529 EDUCATION     CORPORATE
                                  FUNDS)           SAVINGS PLANS)    MONEY)
------------------------------------------------------------------------------------
Target 2010 Fund
------------------------------------------------------------------------------------
Robert V.     Number of Other     15               1                 2
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $7,209,658,951   $1,160,469,818    $40,001,147
              Accounts Managed
------------------------------------------------------------------------------------
Seth B.       Number of Other     6                0                 0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,401,484,372   N/A               N/A
              Accounts Managed
------------------------------------------------------------------------------------
TARGET 2015 FUND
------------------------------------------------------------------------------------
Robert V.     Number of Other     15               1                 2
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $7,231,776,016   $1,160,469,818    $40,001,147
              Accounts Managed
------------------------------------------------------------------------------------
Seth B.       Number of Other     6                0                 0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,406,212,097   N/A               N/A
              Accounts Managed
------------------------------------------------------------------------------------
Target 2020 Fund
------------------------------------------------------------------------------------
Robert V.     Number of Other     15               1                 2
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $7,229,317,131   $1,160,469,818    $40,001,147
              Accounts Managed
------------------------------------------------------------------------------------
Seth B.       Number of Other     6                0                 0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,423,506,700   N/A               N/
              Accounts Managed
------------------------------------------------------------------------------------
Target 2025 Fund
------------------------------------------------------------------------------------
Robert V.     Number of Other     15               1                 2
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $7,100,786,751   $1,160,469,818    $40,001,147
              Accounts Managed
------------------------------------------------------------------------------------
Seth B.       Number of Other     6                0                 0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,285,939,299   N/A               N/A
              Accounts Manage
------------------------------------------------------------------------------------

(1)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF MARCH 1, 2007.

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THE Ownership of Securities TABLE ON PAGE 27 OF THE SAI, AS PREVIOUSLY
SUPPLEMENTED ON MARCH 15, 2007, IS REPLACED WITH THE FOLLOWING:

OWNERSHIP OF SECURITIES(1)
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Target 2010 Fund
         Robert V. Gahagan          A
--------------------------------------------------------------------------------
         Seth B. Plunkett(2)        A
--------------------------------------------------------------------------------
Target 2015 Fund
         Robert V. Gahagan          A
--------------------------------------------------------------------------------
         Seth B. Plunkett(2)        A
--------------------------------------------------------------------------------
Target 2020 Fund
         Robert V. Gahagan          A
--------------------------------------------------------------------------------
         Seth B. Plunkett(2)        A
--------------------------------------------------------------------------------
Target 2025 Fund
         Robert V. Gahagan          A
--------------------------------------------------------------------------------
         Seth B. Plunkett(2)        A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THESE PORTFOLIO MANAGERS SERVE ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF MARCH 1, 2007.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE VALUATION OF A FUND'S
SECURITIES SECTION ON PAGE 33.

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated as of the close of business of the New York Stock Exchange
(NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m.
Eastern time. The NYSE typically observes the following holidays: New Year's
Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the
funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56907 0709